EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Mar. 31, 2014
EARNINGS PER COMMON SHARE
Schedule of basic and diluted earnings per common share

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net earnings	55,841,470	23,207,990	27,276,435
Less: Dividends paid to participating securities	(1,476,269)	(525,049)	—
Net earnings attributable to participating securities	—	—	(509,201)
Net earnings available to common shareholders	54,365,201	22,682,941	26,767,234
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,713,418	44,967,823	45,227,159
Plus: Incremental shares issuable upon exercise of share options	951,469	147,794	4,396
Denominator for diluted earnings per share	45,664,887	45,115,617	45,231,555
Basic earnings per common share	1.22	0.50	0.59
Diluted earnings per common share	1.19	0.50	0.59

Summary of potential common shares outstanding excluded from the calculation of diluted earnings per share
	Year ended March 31,
	2012	2013	2014
Shares issuable under share options	100,000	1,134,742	3,914,667